Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	N-CSRS
Entity Central Index Key	0001870714
Entity Registrant Name	OAKTREE DIVERSIFIED INCOME FUND INC.
Document Period End Date	Jun. 30, 2026
Entity Inv Company Type	N-2
Amendment Flag	false